Summary of Investments in Debt and Equity Securities (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	¥ 366,243	[1]	¥ 341,849	[1]
Aggregate Fair Value	421,146		381,872
Gross Unrealized Gains	57,678		41,130
Gross Unrealized Losses	2,775		1,107
Available-for-sale Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	295,778	[1]	293,762	[1]
Aggregate Fair Value	350,622		333,681
Gross Unrealized Gains	57,464		40,901
Gross Unrealized Losses	2,620		982
Available-for-sale Securities | Marketable Equity Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	271,874	[1]	270,494	[1]
Aggregate Fair Value	327,684		310,654
Gross Unrealized Gains	57,151		40,329
Gross Unrealized Losses	1,341		169
Available-for-sale Securities | Investment Trusts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	3,454	[1]	3,346	[1]
Aggregate Fair Value	3,590		3,809
Gross Unrealized Gains	225		463
Gross Unrealized Losses	89
Available-for-sale Securities | Equity Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	275,328	[1]	273,840	[1]
Aggregate Fair Value	331,274		314,463
Gross Unrealized Gains	57,376		40,792
Gross Unrealized Losses	1,430		169
Available-for-sale Securities | Corporate Bonds
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	5,122	[1]	6,659	[1]
Aggregate Fair Value	4,395		6,221
Gross Unrealized Gains	37		66
Gross Unrealized Losses	764		504
Available-for-sale Securities | Hybrid Financial Instruments
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	11,976	[1]	9,867	[1]
Aggregate Fair Value	11,976		9,867
Available-for-sale Securities | Government Bonds and Public Bonds
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	2,789	[1]	2,230	[1]
Aggregate Fair Value	2,423		1,999
Gross Unrealized Gains	19		8
Gross Unrealized Losses	385		239
Available-for-sale Securities | Other Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	563	[1]	1,166	[1]
Aggregate Fair Value	554		1,131
Gross Unrealized Gains	32		35
Gross Unrealized Losses	41		70
Available-for-sale Securities | Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	20,450	[1]	19,922	[1]
Aggregate Fair Value	19,348		19,218
Gross Unrealized Gains	88		109
Gross Unrealized Losses	1,190		813
Held-to-maturity Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	70,465	[1]	48,087	[1]
Aggregate Fair Value	70,524		48,191
Gross Unrealized Gains	214		229
Gross Unrealized Losses	155		125
Held-to-maturity Securities | Corporate Bonds
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	51,901	[1]	23,904	[1]
Aggregate Fair Value	52,035		24,018
Gross Unrealized Gains	208		194
Gross Unrealized Losses	74		80
Held-to-maturity Securities | Government Bonds and Public Bonds
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	18,264	[1]	24,183	[1]
Aggregate Fair Value	18,189		24,173
Gross Unrealized Gains	6		35
Gross Unrealized Losses	81		45
Held-to-maturity Securities | Other Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	300	[1]
Aggregate Fair Value	300
Gross Unrealized Gains	¥ 0

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.